INTANGIBLE ASSETS - Schedule Distinguishes Finite and Indefinite Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	$ 245,681	$ 130,811	$ 98,000
Domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	108,508	108,486
Intangible assets with finite useful lives
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	64,153	11,525
Intangible assets with indefinite useful lives
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	181,528	119,286
Goodwill
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	73,020	10,800	$ 10,800
Customer contracts and customer bases
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	26,534	6,573
Acquired technology and software
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	23,143	414
Domain names, mobile apps and related websites
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	7,380	0
Internally developed intangibles
Disclosure of detailed information about intangible assets [line items]
Total net book value of intangible assets	$ 7,096	$ 4,538